Organization and Principal Activities (Details) - Schedule of Financial Statements is Reconciled - Class A Ordinary Shares [Member] - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Statements is Reconciled [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	1,919,936	1,918,136
Class A Ordinary Shares committed to be issued to HF Capital	135,007	135,007
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	2,054,943	2,053,143